Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Angola, Brazil, Norway and Congo
Current tax expense percentage	90.00%
Angola
Current tax expense percentage		64.00%
Angola, Tanzania, Sierra Leone, Liberia and Gabon
Current tax expense percentage			72.00%
Marshall Islands
Tax rate	0.00%	0.00%	0.00%